FAIR VALUE OF FINANCIAL INSTRUMENTS - Fair value for the warrants classified as a liability (Details)	Jun. 30, 2025 $ / shares USD ($)
Common Warrants | Stock price
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified | $ / shares	5.15
Common Warrants | Exercise price
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified | $	9,135
Common Warrants | Dividend yield
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified	0
Common Warrants | Selected Volatility
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified	187.5
Common Warrants | Risk free rate
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified	3.69
Common Warrants | Fundamental transaction probability
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified	30
Common Warrants | Fundamental transaction Black Scholes Volatility
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified	214
Series A Warrants | Stock price
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified | $ / shares	5.15
Series A Warrants | Exercise price
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified | $	60,000
Series A Warrants | Dividend yield
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified	0
Series A Warrants | Selected Volatility
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified	187.5
Series A Warrants | Risk free rate
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified	3.72
Series A Warrants | Fundamental transaction probability
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified	30
Series A Warrants | Fundamental transaction Black Scholes Volatility
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified	100
Series A Warrants - modified | Stock price
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified | $ / shares	5.15
Series A Warrants - modified | Exercise price
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified | $	9,135
Series A Warrants - modified | Dividend yield
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified	0
Series A Warrants - modified | Selected Volatility
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified	187.5
Series A Warrants - modified | Risk free rate
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified	3.69
Series A Warrants - modified | Fundamental transaction probability
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified	30
Series A Warrants - modified | Fundamental transaction Black Scholes Volatility
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified	214
Private Common Warrants | Stock price
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified | $ / shares	5.15
Private Common Warrants | Exercise price
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified | $	9,135
Private Common Warrants | Dividend yield
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified	0
Private Common Warrants | Selected Volatility
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified	172.5
Private Common Warrants | Risk free rate
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified	3.72
Private Common Warrants | Fundamental transaction probability
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified	30
Private Common Warrants | Fundamental transaction Black Scholes Volatility
FAIR VALUE OF FINANCIAL INSTRUMENTS
Fairvale of warrants classified	183.3